Loans And Allowance For Credit Losses (Ages Of Past Due Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 178,419		¥ 211,285
Loans, greater than 3 months past due	184,454		215,359
Loans, total past due	362,873		426,644
Loans, current	101,468,079		98,016,429
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	101,830,952	[1],[2]	98,443,073	[1],[2]
Loans, greater than 90 days past due and accruing	48,507		40,738
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	2,071		2,039
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	26,284		45,915
Loans, greater than 3 months past due	67,295		84,823
Loans, total past due	93,579		130,738
Loans, current	53,395,138		53,357,361
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	53,488,717	[1],[2]	53,488,099	[1],[2]
Loans, greater than 90 days past due and accruing	7,047		7,545
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3,662		6,963
Loans, greater than 3 months past due	14,987		15,307
Loans, total past due	18,649		22,270
Loans, current	11,438,226		11,733,507
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,456,875	[1],[2]	11,755,777	[1],[2]
Loans, greater than 90 days past due and accruing			24
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	971		2,118
Loans, greater than 3 months past due	1,615		1,881
Loans, total past due	2,586		3,999
Loans, current	994,908		1,051,360
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	997,494	[1],[2]	1,055,359	[1],[2]
Loans, greater than 90 days past due and accruing			37
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,824		5,339
Loans, greater than 3 months past due	11,266		15,071
Loans, total past due	16,090		20,410
Loans, current	10,499,307		10,633,969
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,515,397	[1],[2]	10,654,379	[1],[2]
Loans, greater than 90 days past due and accruing	2,341		2,255
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,678		12,215
Loans, greater than 3 months past due	3,329		7,537
Loans, total past due	9,007		19,752
Loans, current	2,836,945		2,846,691
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	2,845,952	[1],[2]	2,866,443	[1],[2]
Loans, greater than 90 days past due and accruing	10		80
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3,250		10,106
Loans, greater than 3 months past due	22,706		24,050
Loans, total past due	25,956		34,156
Loans, current	8,118,554		8,260,302
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,144,510	[1],[2]	8,294,458	[1],[2]
Loans, greater than 90 days past due and accruing	62		82
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	7
Loans, greater than 3 months past due	69		72
Loans, total past due	76		72
Loans, current	3,221,688		3,620,845
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,221,764	[1],[2]	3,620,917	[1],[2]
Loans, greater than 90 days past due and accruing			2
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,805		2,286
Loans, greater than 3 months past due	2,579		2,835
Loans, total past due	4,384		5,121
Loans, current	1,401,505		1,308,750
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,405,889	[1],[2]	1,313,871	[1],[2]
Loans, greater than 90 days past due and accruing			12
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	718		1,592
Loans, greater than 3 months past due	2,290		6,809
Loans, total past due	3,008		8,401
Loans, current	13,169,433		12,177,945
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	13,172,441	[1],[2]	12,186,346	[1],[2]
Loans, greater than 90 days past due and accruing	14		11
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,369		5,296
Loans, greater than 3 months past due	8,454		11,261
Loans, total past due	13,823		16,557
Loans, current	1,714,572		1,723,992
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,728,395	[1],[2]	1,740,549	[1],[2]
Loans, greater than 90 days past due and accruing	4,620		5,042
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,368		19,806
Loans, greater than 3 months past due	7,187		17,686
Loans, total past due	9,555		37,492
Loans, current	26,337,984		23,923,458
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	26,347,539	[1],[2]	23,960,950	[1],[2]
Loans, greater than 90 days past due and accruing	2,241		206
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	89,757		91,148
Loans, greater than 3 months past due	56,199		55,132
Loans, total past due	145,956		146,280
Loans, current	14,847,642		15,037,723
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	14,993,598	[1],[2]	15,184,003	[1],[2]
Loans, greater than 90 days past due and accruing	38,555		32,918
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	22,743		23,680
Loans, greater than 3 months past due	35,337		39,796
Loans, total past due	58,080		63,476
Loans, current	557,435		594,896
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	615,515	[1],[2]	658,372	[1],[2]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	37,267		30,736
Loans, greater than 3 months past due	18,436		17,922
Loans, total past due	55,703		48,658
Loans, current	6,329,880		5,102,991
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	6,385,583	[1],[2]	5,151,649	[1],[2]
Loans, greater than 90 days past due and accruing	¥ 664		¥ 69

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥2,039 million and ¥2,071 million of FDIC covered loans at March 31, 2013 and September 30, 2013, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.